Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			¥ 72,459	¥ 50,636
Disposal	[1]			(13,658)
Addition			15,575
Impairment (Note 10)			(14,259)
Effect of currency translation adjustment			3,040	551
The change in fair value of the investments			25,558	34,930
Fair value of Level 3 investments, Ending Balance			102,373	72,459
Shanghai Kuailaimai Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			14,259	15,847
Impairment (Note 10)		¥ 14,259	(14,259)
The change in fair value of the investments				(1,588)
Fair value of Level 3 investments, Ending Balance				14,259
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			38,378	20,768
Effect of currency translation adjustment			2,004	1,470
The change in fair value of the investments			36,459	16,140
Fair value of Level 3 investments, Ending Balance			76,841	38,378
Shanghai Huzan Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			19,822	14,021
Disposal	[1]			(13,658)
Effect of currency translation adjustment			1,036	(919)
The change in fair value of the investments			(9,862)	20,378
Fair value of Level 3 investments, Ending Balance			10,996	¥ 19,822
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Addition			15,575
The change in fair value of the investments			(1,039)
Fair value of Level 3 investments, Ending Balance			¥ 14,536

[1]	It included a reclassification adjustment of RMB9,393, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.